Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Finite Lived Intangible Assets Net [Abstract]
Intangible Assets

Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2012	44,877	(6,569)	38,308
Additions	—	(3,286)	(3,286)
Balance at December 31, 2013	$44,877	$(9,855)	$35,022
Additions	—	(3,286)	(3,286)

Balance at December 31, 2013	$44,877	$(13,141)	$31,736

Amortization of Favorable Lease Terms

	December 31, 2014	December 31, 2013	December 31, 2012
Favorable lease terms charter-out	(3,286)	(3,286)	(3,286)
Total	$(3,286)	$(3,286)	$(3,286)

Aggregate Amortizations of Intangible Assets

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$(3,286)	$(3,286)	$(2,846)	$(2,811)	$(2,811)	$(16,696)	$(31,736)
Total	$(3,286)	$(3,286)	$(2,846)	$(2,811)	$(2,811)	$(16,696)	$(31,736)